UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F
                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment [ ]; Amendment Number:
   This Amendment:            [ ] is a restatement
                              [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Blum Capital Partners, L.P.
Address:  909 Montgomery Street, Suite 400
          San Francisco, CA   94133

File 13F File Number:  28-4768

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gwen G. Reinke
Title:  Partner, General Counsel and Chief Compliance Officer
Phone:  (415) 434-1111

Signature, Place, and Date of Signing:

     /s/ Gwen G. Reinke    San Francisco, California     May 15, 2013

Report Type:

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE

                                    * * * * *

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          10

Form 13F Information Table Value Total:  $     657,680



List of Other Included Managers:               NONE




                                    * * * * *


                                    FORM 13F INFORMATION TABLE


                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

ADVANCED AUTO PARTS, INC.          COM           00751Y106   26853   324900  SH       Sole                  324900
AVID TECHNOLOGY, INC.              COM           05367P100   44690  7127517  SH       Sole                 7127517
CAREER EDUCATION CORP.             COM           141665109   28022 11823617  SH       Sole                11823617
CBRE GROUP, INC.                   COM           12504L109  379427 15026826  SH       Sole                15026826
ITT EDUCATIONAL SERVICES, INC.     COM           45068b109   45435  3297137  SH       Sole                 3297137
MARRIOTT VACATIONS WORLDWIDE, CORP COM           57164Y107   11182   260596  SH       Sole                  260596
MONEYGRAM INTERNATIONAL, INC.      COM           60935Y208   35176  1943446  SH       Sole                 1943446
NEWELL RUBBERMAID, INC.            COM           651229106   16202   620770  SH       Sole                  620770
SEALED AIR CORP.                   COM           81211k100   13748   570200  SH       Sole                  570200
SEI INVESTMENTS COMPANY            COM           784117103   56945  1973815  SH       Sole                 1973815